Prepaid Expenses	12 Months Ended
Dec. 31, 2023
Prepaid Expenses [Abstract]
Prepaid expenses
8.	Prepaid expenses

	2023		2022	2021

Advances to suppliers	Ps.	32,773	12,891	1,320
Premiums paid in advance for insurance		21,419	16,238	16,961
Other		24,923	23,433	17,315

	Ps.	79,115	52,562	35,596